INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Deferred income taxes		$ 134
Nogin Inc [Member]
Income Tax Contingency [Line Items]
Statutory federal income tax rate		21.00%		21.00%	21.00%	21.00%
Deferred income taxes		$ 134	$ 82	$ 1,174	$ 0	$ 0
Income Tax Examination, Description	Company had no uncertain tax positions or potential losses related to uncertain tax positions.
Domestic Country Member | Nogin Inc [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards				$ 17,500	9,600
Net Operating Loss Expiration Year				2031
State and Local Jurisdiction [Member] | Nogin Inc [Member]
Income Tax Contingency [Line Items]
Operating Loss Carryforwards				$ 18,100	$ 9,100
Net Operating Loss Expiration Year				2031